Acquisitions - Schedule of Purchase Consideration, Net Assets Acquired, and Goodwill (Details)	Dec. 31, 2023 EUR (€)
EUR
Cash purchase	€ 600,000
Contingent consideration	142,000
Total purchase consideration	€ 742,000